Vanguard Short-Term Inflation-Protected Securities Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%